                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Global Advisers, LLC
Address: 4779 Boston Post Road #17
         Pelham Manor, NY 10803

Form 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Quigley
Title: CEO, Horizon Global Advisers, LLC
Phone: 914 355-5253

Signature, Place, and Date of Signing:


/s/ Kevin Quigley                          Pelham Manor, NY           11-9-09
--------------------------------------   -------------------      --------------
              [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:         100
Form 13F Information Table Value Total:    $190,033
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the colunm headings and list entries.]

     NONE

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
COLUMN 1                       COLUMN 2  COLUMN 3     COLUMN 4     COLUMN 5                 COLUMN 6       COLUMN 7     COLUMN 8
                                 TITLE                                               INVESTMENT DISCRETION          VOTING AUTHORITY
                                  OF                FAIR MARKET             SH/ PUT/ ---------------------   OTHER  ----------------
NAME OF ISSUER                   CLASS    CUSIP   VALUE (X 1,000)   SHARES  PRN CALL SOLE   SHARED   OTHER MANAGERS SOLE SHARED NONE
--------------                 -------- --------- --------------- --------- --- ---- ---- ---------- ----- -------- ---- ------ ----
RRI ENERGY INC                          74971X107         $10,434 1,461,433          SOLE                    NONE   SOLE
BROOKFIELD ASSET MGMT INC               112585104         $ 8,844   389,471          SOLE                    NONE   SOLE
ANGLO AMERN PLC ADR                     03485P201         $ 7,810   490,062          SOLE                    NONE   SOLE
IMPERIAL OIL LTD                        453038408         $ 6,718   176,657          SOLE                    NONE   SOLE
AMERICAN REAL ESTATE FLOAT
   4.00% 08/15                          029169AA7         $ 6,396 7,800,000          SOLE                    NONE   SOLE
CME GROUP INC                  CLASS A  12572Q105         $ 6,375    20,687          SOLE                    NONE   SOLE
CARNIVAL CORP                           143658300         $ 6,293   189,112          SOLE                    NONE   SOLE
ENCANA CORP                             292505104         $ 6,150   106,755          SOLE                    NONE   SOLE
BURLINGTON NORTHERN SANTA FE            12189T104         $ 5,179    64,886          SOLE                    NONE   SOLE
PHILIP MORRIS INTL INC                  718172109         $ 5,071   104,053          SOLE                    NONE   SOLE
LAS VEGAS SANDS CORP                    517834107         $ 4,757   282,500          SOLE                    NONE   SOLE
BERKSHIRE HATHAWAY INC         CLASS A  084670108         $ 4,242        42          SOLE                    NONE   SOLE
GAZPROM O A O SPON ADR                  368287207         $ 4,237   177,731          SOLE                    NONE   SOLE
TIME WARNER INC                         887317303         $ 4,104   142,602          SOLE                    NONE   SOLE
LEUCADIA NATIONAL CORP                  527288104         $ 3,986   161,264          SOLE                    NONE   SOLE
ICAHN ENTERPRISES LP                    451100101         $ 3,982    99,654          SOLE                    NONE   SOLE
UNION PACIFIC CORP                      907818108         $ 3,818    65,438          SOLE                    NONE   SOLE
LEGG MASON INC                          524901105         $ 3,623   116,770          SOLE                    NONE   SOLE
NYSE EURONEXT                           629491101         $ 3,550   122,891          SOLE                    NONE   SOLE
CHINA UNICOM HONG KONG LTD ADR          16945R104         $ 3,351   235,351          SOLE                    NONE   SOLE
CHINA LIFE INS CO LTD SPONS
   ADR                                  16939P106         $ 3,295    50,155          SOLE                    NONE   SOLE
ALLEGHENY ENERGY INC                    017361106         $ 3,190   120,301          SOLE                    NONE   SOLE
MASTERCARD INC                 CLASS A  57636Q104         $ 2,973    14,708          SOLE                    NONE   SOLE
CANADIAN NAT RES LTD                    136385101         $ 2,940    43,764          SOLE                    NONE   SOLE
NASDAQ OMX GROUP INC                    631103108         $ 2,797   132,897          SOLE                    NONE   SOLE
CALPINE CORP                            131347304         $ 2,731   237,124          SOLE                    NONE   SOLE
CNOOC LTD SPONSORED ADR                 126132109         $ 2,689    19,862          SOLE                    NONE   SOLE
ICICI BK LTD ADR                        45104G104         $ 2,611    67,722          SOLE                    NONE   SOLE
DISNEY WALT CO DISNEY                   254687106         $ 2,571    93,663          SOLE                    NONE   SOLE
COHEN & STEERS INC                      19247A100         $ 2,385    99,380          SOLE                    NONE   SOLE
EL PASO CORP                            28336L109         $ 2,235   216,614          SOLE                    NONE   SOLE
SPDR INDEX SHS FDS S&P CHINA
   ETF                                  78463X400         $ 2,171    32,555          SOLE                    NONE   SOLE
VORNADO RLTY TR SBI                     929042109         $ 1,958    30,414          SOLE                    NONE   SOLE
WYNN RESORTS LTD                        983134107         $ 1,953    27,560          SOLE                    NONE   SOLE
GENZYME CORP                            372917104         $ 1,939    34,184          SOLE                    NONE   SOLE
SEARS HLDGS CORP                        812350106         $ 1,932    29,583          SOLE                    NONE   SOLE
DYNEGY INC                     CLASS A  26817G102         $ 1,814   711,680          SOLE                    NONE   SOLE
BLACKSTONE GROUP L P                    09253U108         $ 1,655   116,569          SOLE                    NONE   SOLE
HUANENG PWR INTL INCSPONSORED
   ADR                                  443304100         $ 1,568    58,885          SOLE                    NONE   SOLE
MBIA INC                                55262C100         $ 1,545   199,200          SOLE                    NONE   SOLE
FANNIE MAE                              313586109         $ 1,523 1,002,376          SOLE                    NONE   SOLE
SILVER WHEATON CORP                     828336107         $ 1,512   120,100          SOLE                    NONE   SOLE
LOEWS CORP                              540424108         $ 1,482    43,288          SOLE                    NONE   SOLE
BERKSHIRE HATHAWAY HLDG CO     CLASS B  084670207         $ 1,452       437          SOLE                    NONE   SOLE
MARKET VECTORS ETF TR GAMING
   ETF                                  57060U829         $ 1,187    45,867          SOLE                    NONE   SOLE
FREDDIE MAC                             313400301         $ 1,141   634,200          SOLE                    NONE   SOLE
SUNCOR ENERGY INC                       867224107         $ 1,060    30,700          SOLE                    NONE   SOLE
JEFFERIES GROUP INC                     472319102         $ 1,058    38,873          SOLE                    NONE   SOLE
EATON VANCE SR FLTNG RTE TR             27828Q105         $   923    69,826          SOLE                    NONE   SOLE
U S GLOBAL INVS INC            CLASS A  902952100         $   895    72,650          SOLE                    NONE   SOLE
OIL STATE INTERNATIONAL INC             678026105         $   837    23,850          SOLE                    NONE   SOLE
BHP BILLITON LTD SPONSORED ADR          088606108         $   827    12,530          SOLE                    NONE   SOLE
EATON VANCE LTD DUR INCOME F            27828H105         $   780    52,754          SOLE                    NONE   SOLE
ING PRIME RATE TR SH BEN INT            44977W106         $   776   156,470          SOLE                    NONE   SOLE
NUVEEN MULT CURR ST GV INCM             67090N109         $   771    45,995          SOLE                    NONE   SOLE
VAN KAMPEN DYNAMIC CR OPPORT            921166104         $   770    68,630          SOLE                    NONE   SOLE
VAN KAMPEN SENIOR INCOME TR             920961109         $   760   192,626          SOLE                    NONE   SOLE
EATON VANCE FLTING RATE INC             278279104         $   759    59,580          SOLE                    NONE   SOLE
WISDOMTREE TRUST INDIA ERNGS
   FD                                   97717W422         $   717    34,100          SOLE                    NONE   SOLE
PIMCO FLOATING RATE STRTGY F            72201J104         $   679    68,570          SOLE                    NONE   SOLE

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
BLACKROCK FLOAT RATE OME STR            09255X100         $   648    50,380          SOLE                    NONE   SOLE
FIRST TR/FOUR CRNRS SR FLOAT            33733U108         $   626    56,550          SOLE                    NONE   SOLE
BLACKROCK FL RATE OME STRA I
   SHS                                  09255Y108         $   610    49,230          SOLE                    NONE   SOLE
NUVEEN FLOATING RATE INCOME             67072T108         $   610    64,497          SOLE                    NONE   SOLE
ISHARES TR FTSE XNHUA IDX               464287184         $   590    14,430          SOLE                    NONE   SOLE
COHEN & STEERS WRLDWD RLT INC           19248J100         $   576    91,870          SOLE                    NONE   SOLE
COHEN & STEERS PREM INCOME R            19247V104         $   571   106,370          SOLE                    NONE   SOLE
BLACKROCK REAL ASSET EQUITY             09254B109         $   549    48,150          SOLE                    NONE   SOLE
RMR ASIA PAC REAL EST FD                76970B101         $   539    31,164          SOLE                    NONE   SOLE
EATON VANCE SR INCOME TR SH
   BEN INT                              27826S103         $   514    92,538          SOLE                    NONE   SOLE
PIMCO FLOATING RATE INCOME F            72201H108         $   488    40,580          SOLE                    NONE   SOLE
NUVEEN SR INCOME FD                     67067Y104         $   487    84,440          SOLE                    NONE   SOLE
PIONEER FLOATING RATE TR                72369J102         $   474    43,330          SOLE                    NONE   SOLE
AMERICAN RAILCAR INDS INC               02916P103         $   397    37,430          SOLE                    NONE   SOLE
NUVEEN FLTNG RTE INCM OPP
   FDCOM SHS                            6706EN100         $   390    41,151          SOLE                    NONE   SOLE
RIO TINTO PLC SPONSORED ADR
   ISIN                                 767204100         $   367     2,156          SOLE                    NONE   SOLE
CLAYMORE ETF TRUST 2 CLAY/ALPH
   CHN                                  18383Q861         $   335    18,600          SOLE                    NONE   SOLE
BLACKROCK FLOATING RATE INCOME          091941104         $   309    24,820          SOLE                    NONE   SOLE
SOTHEBYS                                835898107         $   304    17,700          SOLE                    NONE   SOLE
NUVEEN DIVID ADVANTAGE MUN F            67066V101         $   298    21,430          SOLE                    NONE   SOLE
NUVEEN DIV ADV MUNI FD 3 SH
   BEN INT                              67070X101         $   289    20,950          SOLE                    NONE   SOLE
PREFERRED BK LOS ANGELES CALIF          740367107         $   269    82,570          SOLE                    NONE   SOLE
EATON VANCE INS CA MUN BD FD            27828A100         $   264    20,370          SOLE                    NONE   SOLE
NUVEEN CA SELECT QUALITY MUN            670975101         $   258    18,750          SOLE                    NONE   SOLE
PIONEER MUN HIGH INCOME TR SHS          723763108         $   257    19,250          SOLE                    NONE   SOLE
MARKET VECTORS ETF TR HG YLD
   MUN ETF                              57060U878         $   249     7,910          SOLE                    NONE   SOLE
DREYFUS STRATEGIC MUNS INC              261932107         $   248    31,390          SOLE                    NONE   SOLE
PUTNAM MANAGED MUN INCOM TR             746823103         $   247    36,180          SOLE                    NONE   SOLE
PIMCO INCOME OPPORTUNITY FD             72202B100         $   235    10,750          SOLE                    NONE   SOLE
MFS MUN INCOME TR SH BEN INT            552738106         $   231    34,955          SOLE                    NONE   SOLE
MFS HIGH INCOME MUN TR SH BEN
   INT                                  59318D104         $   228    45,415          SOLE                    NONE   SOLE
PIONEER MUN HIGH INC ADV TR             723762100         $   220    18,085          SOLE                    NONE   SOLE
BLACKROCK SR HIGH INCOME FD             09255T109         $   218    63,630          SOLE                    NONE   SOLE
MORGAN STANLEY MUN INCM OPPTN           61745P452         $   212    33,520          SOLE                    NONE   SOLE
MORGAN STANLEY MUN INC OPP II           61745P445         $   208    29,717          SOLE                    NONE   SOLE
NUVEEN PERFORM PLUS MUN FD              67062P108         $   206    14,600          SOLE                    NONE   SOLE
MORGAN STANLEY MUN INCOME III           61745P437         $   206    26,413          SOLE                    NONE   SOLE
MFS HIGH YIELD MUN TR SH BEN
   INT                                  59318E106         $   186    41,970          SOLE                    NONE   SOLE
NUVEEN INSD CA PREM INCOME 2            67061U108         $   178    13,273          SOLE                    NONE   SOLE
NUVEEN PREM INCOME MUN FD               6706K4105         $   161    12,940          SOLE                    NONE   SOLE